UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Adirondack Small Cap Fund

		Schedule of Investments
		June 30,2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Asset Management
200	Calamos Asset Management, Inc.	5,448	1.03%

Biotechnology Resarch & Products
2,500	Trinity Biotech, PLC*	16,250	3.07%

Communications Technology
500	ADC Telecommunications, Inc.*	10,885
2,400	Entrust Technologies, Inc*	11,496
		22,381	4.23%
Computer Services Software & Systems
500	Captaris, Inc.*	2,070
5,000	Indus International, Inc.*	12,300
1,500	Keynote Systems, Inc.*	17,505
4,000	Skillsoft Corp.*	13,800
		45,675	8.63%
Consumer Products
1,600	Playtex Products, Inc.*	17,216
400	Snap On, Inc.	13,720
		30,936	5.84%
Containers & Packaging - Metal & glass
1,200	Crown Holdings, Inc.*	17,076	3.22%

Drugs & Pharmaceuticals
1,100	King Pharmaceuticals, Inc.*	11,462	2.16%

Electrical & Electronics
1,600	TTM Tecnologies, Inc.*	12,176	2.30%

Electronics-Medical Systems
1,600	Quinton Cardiology Systems, Inc.*	12,864	2.43%

Engineering & Contracting Services
1,000	Clark, Inc.	14,330
500	Clean Harbors, Inc.*	10,840
1,100	Quanta Services, Inc.*	9,680
		34,850	6.58%
Financial Data Processing Services
2,100	Carreker Corp.*	11,508
600	Perot Systems Corp.*	8,532
		20,040	3.78%
Foods
700	Del Monte Foods Co.*	7,539	1.42%

Financial Miscellaneous
1,800	Medallion Financial Corp.	17,010	3.21%

Funeral Parlors & Cemetery
400	Alderwoods Group, Inc.*	5,740	1.08%

Insurance-Life
1,000	The Phoenix Companies	11,900	2.25%

Insurance-Multi-Line
900	CNA Surety Corp.*	13,365
2,000	Quotesmith.com, Inc.*	8,800
		22,165	4.19%
Leisure Time
1,100	Callaway Golf Corp.	16,973	3.21%

Medical & Dental Instruments & Supplies
1,200	Vascular Solutions, Inc.*	13,944	2.63%

Office Furniture & Business Equipment
600	Presstek, Inc.*	6,792	1.28%

Paints & Coatings
700	Ferro Corp.	13,902	2.63%

Production Technology Equipment
600	Electro Scientific Industries, Inc.*	10,728	2.03%

Publishing-Newspapers
700	Journal Communications, Inc.	11,760	2.22%

Services-Commercial
2,100	Plato Learning, Inc.*	15,498	2.93%

Textiles Apparel Manufacturers
400	Tommy Hilfiger Corp.*	5,504	1.04%

Utilities-Gas Pipelines
1,400	Dynegy, Inc.*	6,804	1.28%

Utilities-Gas Distribution
900	Semco Energy, Inc.*	5,391	1.02%

Services-Commercial
1,400	Lightbridge, Inc.*	8,750	1.65%

Securities Brokers & Services
1,600	Knight/Trimark Group, Inc.*	12,192	2.30%

Tires & Rubber
300	Bandag, Inc.	13,815	2.61%

Total For Common Stocks - (Cost 420,389)		$ 435,565	82.25%

Short term Investments
104,242	Hunington Treasury Money Market IV 2.15%**	104,242	19.69%
	(Cost $104,242)

Total for Short Term Investments		104,242	19.69%

	Total Investments (Cost $524,631)	539,807	101.94%

	Liablities in Excess of other Assets	(10,267)	-1.94%

	Net Assets	529,540	100.00%

* Non-income producing securities.
** Variable Rate Security at June 30, 2005

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $524,631 amounted to $15,176 which consisted of aggregate gross unrealized appreciation of $22,890 and aggregate gross unrealized depreciation of $7,714.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 29, 2005

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.